Equity Transactions (Details Narrative) - USD ($)											1 Months Ended								3 Months Ended					9 Months Ended		12 Months Ended
	Jan. 05, 2026	Jan. 05, 2026	Sep. 02, 2025	Aug. 11, 2025	Jan. 02, 2025	Aug. 12, 2024	May 10, 2024	Mar. 06, 2024	Nov. 09, 2023	Oct. 03, 2023	Apr. 24, 2025	Jan. 21, 2025	Dec. 20, 2024	Nov. 20, 2024	Oct. 31, 2024	Oct. 22, 2024	Sep. 25, 2024	Jun. 30, 2024	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jul. 15, 2022
Class of Stock [Line Items]
Common stock, shares issued								150,000									136,080	621,641	7,544,675					7,544,675		1,917,061		621,641
Common stock par value																	$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001		$ 0.0001		$ 0.0001
Exercise price				$ 2.50				$ 150.00									$ 15.30
Proceeds from offering				$ 10,500,000				$ 21,000,000.0									$ 3,000,000.0
Offering shares															825,600
Offering price per share															$ 0.0001
Common stock issued																										422
Stock based compensation expense - stock options																								$ 2,027,090	$ 842,638	$ 1,195,447		$ 2,823,764
RSUs vested																								7,614		11,314		12,240
Deemed dividend																										$ 369,465		$ 886,423
Number of shares issued				5,620,000
Number of pre-funded units				380,000
Additional warrants purchased				667,300
Share price description				Each Unit was sold to the public at a price of $2.00 per Unit and each Pre-Funded Unit was sold to the public at a price of $1.999 per Pre-Funded Unit (which represents the public offering price of each Unit less the $0.0001 per share nominal exercise price for each Pre-Funded Warrant).
Number of stock option granted																								1,500
Warrant [Member]
Class of Stock [Line Items]
Exercise price																			$ 0.0001					$ 0.0001
Number of stock option granted																								6,967,300		1,018,210		175,500
Prefunded warrants																								380,000
Acuitas Group Holdings, LLC [Member]
Class of Stock [Line Items]
Common stock, shares issued																													36,364
Vendor [Member]
Class of Stock [Line Items]
Stock issued during period for service					4,500
Stock price					$ 21.80
Stock issued for services, amount					$ 49,050
Stock Options [Member]
Class of Stock [Line Items]
Stock based compensation expense - stock options																			$ 1,600,000		$ 338,000			$ 2,000,000.0	$ 843,000	$ 1,200,000		$ 2,800,000
Risk free rate																								3.69%	4.34%	4.34%		4.40%
Volatility																								89.31%	93.44%	93.44%		86.28%
Number of stock option granted																								2,706,550		49,031		15,525
Stock Options [Member] | New Employee [Member]
Class of Stock [Line Items]
Number of stock options purchased										2,112
Exercise price										$ 341.00
Stock Options [Member] | Employee [Member]
Class of Stock [Line Items]
Number of stock options purchased													20,893					11,580
Exercise price													$ 19.00					$ 47.00
Fair value of stock options													$ 14.30
Stock Options [Member] | Director [Member]
Class of Stock [Line Items]
Number of stock options purchased													11,308
Exercise price													$ 19.00
Fair value of stock options													$ 12.00
Vendor [Member]
Class of Stock [Line Items]
Stock issued during period for service						1,500	1,500				4,500
Stock price						$ 22.30	$ 48.60				$ 8.94
Stock based compensation expense - stock options						$ 33,450	$ 72,900				$ 40,230
Board of Directors Chairman [Member]
Class of Stock [Line Items]
RSUs cancelled																										232
Employees [Member] | Stock Options [Member]
Class of Stock [Line Items]
Number of awarded bonus and retention incentive stock options	1,538,850
Stock option vested		55.00%
Director [Member] | Stock Options [Member]
Class of Stock [Line Items]
Exercise price	$ 1.31	$ 1.31
Number of stock option granted		355,000
Number of awarded bonus and retention incentive stock options	812,700
Stock option vested		75.00%
Consultant [Member]
Class of Stock [Line Items]
Stock issued during period for service			1,500
Rsu granted, grant date fair value			$ 1.58
Minimum [Member] | Stock Options [Member] | New Employee [Member]
Class of Stock [Line Items]
Awarded vested rights, percentage										20.00%
Minimum [Member] | Stock Options [Member] | Employee [Member]
Class of Stock [Line Items]
Awarded vested rights, percentage																		33.00%
Maximum [Member] | Stock Options [Member] | New Employee [Member]
Class of Stock [Line Items]
Awarded vested rights, percentage										80.00%
Maximum [Member] | Stock Options [Member] | Employee [Member]
Class of Stock [Line Items]
Awarded vested rights, percentage																		67.00%
October Common Warrants [Member]
Class of Stock [Line Items]
Proceeds from offering															$ 15,900,000
Numbers of warrants purchase															711,000
Warrant, exercise price, decrease															$ 13.70
Warrant, exercise price, increase															$ 21.20
Agent fees and offering expenses															$ 2,500,000
October Common Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price															$ 15.00
October Common Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price															28.30
October Placement Agents Warrants [Member]
Class of Stock [Line Items]
Warrant, exercise price, decrease															18.80
Warrant, exercise price, increase															$ 35.40
September 2024 Offering [Member]
Class of Stock [Line Items]
Proceeds from offering																										$ 2,900,000
Warrant, exercise price, increase																										$ 15.30
Warrants exercised																										189,630
Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants exercised																										33,500
September Placement Agents Warrants [Member]
Class of Stock [Line Items]
Warrants exercised																										667
Placement Agents Warrants [Member]
Class of Stock [Line Items]
Exercise price								$ 125.00									$ 19.10
Warrant issued								10,500									981
Prefunded Warrants [Member]
Class of Stock [Line Items]
Number of stock exercised																												60,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock based compensation expense - stock options																			$ 51,000		$ 321,000			$ 538,000	$ 888,000	$ 1,200,000		$ 1,800,000
RSUs vested																										682		457
RSUs cancelled																										2,415
Shares issued over the vesting period																										2,528
Restricted Stock Units (RSUs) [Member] | Advisory Board [Member]
Class of Stock [Line Items]
Rsu granted												10,500
Rsu granted, grant date fair value												$ 20.50
Restricted Stock Units (RSUs) [Member] | Four Director [Member]
Class of Stock [Line Items]
Rsu granted									1,827
Rsu granted, grant date fair value									$ 301.00
Restricted Stock Units (RSUs) [Member] | Two Directors [Member]
Class of Stock [Line Items]
Exercise price									$ 301.00
Rsu granted									1,833					6,690
Rsu granted, grant date fair value									$ 183.00					$ 33.60
Restricted Stock Units (RSUs) [Member] | Employees [Member]
Class of Stock [Line Items]
Rsu granted																		8,580
Rsu granted, grant date fair value																		$ 47.40
Shares issued over the vesting period																		8,580
Shares for tax withholdings																		2,145
Restricted Stock Units (RSUs) [Member] | Three Directors [Member]
Class of Stock [Line Items]
Exercise price														$ 33.60
Rsu granted														16,830
Rsu granted, grant date fair value														$ 21.10
Warrants [Member]
Class of Stock [Line Items]
Stock price																$ 33.60		$ 106.50		$ 1.79		$ 33.60	$ 12.00				$ 33.60	$ 106.50
Deemed dividend																$ 44,424				$ 43,544		$ 44,424	$ 325,041
Remaining term																2 years 9 months 18 days		3 years 6 months		2 years		2 years 9 months 18 days	2 years 10 months 24 days				2 years 9 months 18 days	3 years 6 months
Risk free rate																4.00%				3.80%			3.50%				3.99%	4.40%
Volatility																94.00%				94.00%			93.00%				94.00%	95.00%
Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price																$ 13.70		$ 100.00		$ 2.50		$ 13.70	$ 15.30				$ 13.70	$ 100.00
Stock price																				2.50			15.30
Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price																$ 15.30		$ 182.00		13.70		$ 15.30	100.00				$ 15.30	$ 182.00
Stock price																				$ 13.70			$ 100.00
Common Class A [Member] | Sales Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares																										215		33,375
Issuance of common stock for cash																										$ 6,400		$ 9,300,000
Commissions percentage																										3.00%		3.00%
Issuance costs																										$ 200		$ 377,000
Prefunded Warrants [Member]
Class of Stock [Line Items]
Purchase of shares								60,000									60,000
Common Warrants [Member]
Class of Stock [Line Items]
Purchase of shares								105,000									196,080
Common stock par value								$ 100.00									$ 15.30